Investments - Summary of Net Assets (Details) - EBP 005 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total investments at fair value	$ 376,595,393	$ 321,110,813
Plan's interest in master trust	27.00%	26.00%
Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	$ 1,383,992,306	$ 1,209,391,772
Master Trust Balances | Common collective trusts
EBP, Master Trust [Line Items]
Total investments at fair value	681,459,280	611,412,373
Master Trust Balances | Registered investment companies
EBP, Master Trust [Line Items]
Total investments at fair value	452,989,632	385,843,440
Master Trust Balances | Pooled separate accounts
EBP, Master Trust [Line Items]
Total investments at fair value	151,624,798	140,662,433
Master Trust Balances | Corporate common stock
EBP, Master Trust [Line Items]
Total investments at fair value	93,113,165	68,021,722
Master Trust Balances | Cash
EBP, Master Trust [Line Items]
Total investments at fair value	4,805,431	3,451,804
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	372,657,274	318,926,064
Plan's Interest in Master Trust Balances | Common collective trusts
EBP, Master Trust [Line Items]
Total investments at fair value	193,253,854	174,443,223
Plan's Interest in Master Trust Balances | Registered investment companies
EBP, Master Trust [Line Items]
Total investments at fair value	99,069,806	77,386,014
Plan's Interest in Master Trust Balances | Pooled separate accounts
EBP, Master Trust [Line Items]
Total investments at fair value	43,371,551	37,328,857
Plan's Interest in Master Trust Balances | Corporate common stock
EBP, Master Trust [Line Items]
Total investments at fair value	35,172,294	28,527,659
Plan's Interest in Master Trust Balances | Cash
EBP, Master Trust [Line Items]
Total investments at fair value	$ 1,789,769	$ 1,240,311